UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash flows from operating activities:
Net loss	$ (8,366,642)	$ (1,148,255)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expenses	73,184	55,067
Amortization of operating right-of-use assets	267,701	252,730
Share-based compensation	6,104,672	0
Changes in NAV of investment securities	741,482	0
Loss from equity method investment	31,603	341,428
Deferred income taxes	0	(77,138)
Changes in operating assets and liabilities:
Receivables from clients, including related parties	(13,686,266)	9,159,102
Receivables from broker-dealers and clearing organization	(7,480,846)	(1,004,214)
Receivables from software licensing and related support services	30,839	(260,370)
Receivables and contract assets from software licensing and related support services, including related parties	(661,684)	0
Prepaid expenses and other current assets	(266,110)	(901,037)
Other assets	29	217,523
Payables to clients, including related parties	16,243,500	(9,143,454)
Payables to broker-dealers and clearing organization	4,991,750	24,677
Accrued expenses and other current liabilities	52,348	(304,038)
Amounts due to related parties	762,213	507,822
Operating lease liabilities	(282,432)	(267,405)
Net cash used in operating activities	(1,444,659)	(2,547,562)
Cash flows from investing activities:
Purchase of property and equipment	(278,515)	(7,081)
Purchase of investment securities, at NAV, including related party	(2,100,000)	0
Net cash used in investing activities	(2,378,515)	(7,081)
Cash flows from financing activities:
Proceeds from bank overdrafts	1,580,583	0
Repayment of borrowings from a related party	(19,177)	(1,800,000)
Payment for deferred offering costs	(280,700)	(96,484)
Proceeds from initial public offering, net of underwriting discount	18,515,000	0
Principal payment for finance lease	(1,535)	(2,036)
Net cash provided by (used in) financing activities	19,794,171	(1,898,520)
Effect of exchange rate changes	11,688	48,549
Net increase (decrease) in cash, cash equivalents and cash segregated under regulatory requirements	15,982,685	(4,404,614)
Cash, cash equivalents and cash segregated under regulatory requirements at the beginning of the period	13,900,319	10,652,186
Cash, cash equivalents and cash segregated for regulatory requirements at the end of the period	29,883,004	6,247,572
Reconciliation of cash, cash equivalents and cash segregated under regulatory requirements
Cash and cash equivalents	14,347,536	3,053,691
Cash segregated under regulatory requirements	15,535,468	3,193,881
Cash, cash equivalents and cash segregated under regulatory requirements at the end of period	29,883,004	6,247,572
Supplemental disclosure of cash flow information:
Income taxes paid	0	0
Interest paid	332,373	60,051
Supplemental schedule of non-cash investing and financing activities
Non-cash deferred offering costs offset against accrued expenses	1,341,321	0
Other receivables from disposal of equity method investment	899,639	0
Obtaining operating right-of-use assets in exchange for operating lease liabilities	0	977,696
Non-cash settlement of receivable from software licensing and related support services - related party offset against payables to clients - related party	$ 0	$ 330,580